Provision for Major Overhauls - Details of Provision for Major Overhauls in Respect of Aircraft Held under Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Beginning balance	¥ 3,652	¥ 3,370
Additional provision	768	943
Utilization	(692)	(661)
Ending balance	4,425	3,652
Less: current portion	(883)	(821)
Total	3,542	2,831	[1]
IFRS 16 [Member]
Statement [Line Items]
Beginning balance	¥ 4,349
Ending balance		¥ 4,349

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).